Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Variable Insurance Trust
Supplement Dated August 21, 2026 to the
Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional Class Prospectus (each, a “Prospectus”) and Statement of Additional Information (“SAI”), each dated April 30, 2026, each as supplemented from time to time
Disclosure Related to the PIMCO All Asset Portfolio, PIMCO Global Bond Opportunities Portfolio (Unhedged), PIMCO Global Managed Asset Allocation Portfolio and PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (each, a “Portfolio” and together, the “Portfolios”)
PIMCO All Asset Portfolio
Effective October 1, 2026, the supervisory and administrative fee for Administrative Class, Advisor Class, Class M and Institutional Class shares of the Portfolio, each stated as a percentage of the Portfolio’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Portfolio’s Management Fees decreasing by 0.05% for each of the Administrative Class, Advisor Class, Class M and Institutional Class shares of the Portfolio.
Accordingly, effective October 1, 2026, in the Prospectus, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Examples following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios-Management Fees” and “Management of the Portfolios-Management Fees-Supervisory and Administrative Fee” sections. In addition, effective October 1, 2026, in the SAI, corresponding changes are made to the “Management of the Trust-Supervisory and Administrative Fee Rates” section.
PIMCO Global Bond Opportunities Portfolio (Unhedged)
Effective October 1, 2026, the supervisory and administrative fee for Administrative Class, Advisor Class and Institutional Class shares of the Portfolio, each stated as a percentage of the Portfolio’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Portfolio’s Management Fees decreasing by 0.05% for each of the Administrative Class, Advisor Class and Institutional Class shares of the Portfolio.
Accordingly, effective October 1, 2026, in the Prospectus, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Examples following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios-Management Fees” and “Management of the Portfolios-Management Fees-Supervisory and Administrative Fee” sections. In addition, effective October 1, 2026, in the SAI, corresponding changes are made to the “Management of the Trust-Supervisory and Administrative Fee Rates” section.
PIMCO Global Managed Asset Allocation Portfolio
Effective October 1, 2026, the advisory fee for Administrative Class, Advisor Class and Institutional Class shares of the Portfolio, each stated as a percentage of the Portfolio’s average daily net assets, will each decrease by 0.35%. These advisory fee decreases will result in the Portfolio’s Management Fees decreasing by 0.35% for each of the Administrative Class, Advisor Class and Institutional Class shares of the Portfolio.
Accordingly, effective October 1, 2026, in the Prospectus, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Examples following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios-Management Fees” and “Management of the Portfolios-Management Fees-Advisory Fee” sections. In addition, effective October 1, 2026, in the SAI, corresponding changes are made to the “Management of the Trust-Advisory Fee Rates” section.
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Effective October 1, 2026, the supervisory and administrative fee for Administrative Class, Advisor Class and Institutional Class shares of the Portfolio, each stated as a percentage of the Portfolio’s average daily net assets, will each decrease by 0.10%. These supervisory and administrative fee decreases will result in the Portfolio’s Management Fees decreasing by 0.10% for each of the Administrative Class, Advisor Class and Institutional Class shares of the Portfolio.
Accordingly, effective October 1, 2026, in the Prospectus, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Examples following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios-Management Fees” and “Management of the Portfolios-Management Fees-Supervisory and Administrative Fee” sections. In addition, effective October 1, 2026, in the SAI, corresponding changes are made to the “Management of the Trust-Supervisory and Administrative Fee Rates” section.

PIMCO All Asset Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Variable Insurance Trust
Supplement Dated August 21, 2026 to the
Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional Class Prospectus (each, a “Prospectus”) and Statement of Additional Information (“SAI”), each dated April 30, 2026, each as supplemented from time to time
Disclosure Related to the PIMCO All Asset Portfolio, PIMCO Global Bond Opportunities Portfolio (Unhedged), PIMCO Global Managed Asset Allocation Portfolio and PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (each, a “Portfolio” and together, the “Portfolios”)
PIMCO All Asset Portfolio
Effective October 1, 2026, the supervisory and administrative fee for Administrative Class, Advisor Class, Class M and Institutional Class shares of the Portfolio, each stated as a percentage of the Portfolio’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Portfolio’s Management Fees decreasing by 0.05% for each of the Administrative Class, Advisor Class, Class M and Institutional Class shares of the Portfolio.
Accordingly, effective October 1, 2026, in the Prospectus, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Examples following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios-Management Fees” and “Management of the Portfolios-Management Fees-Supervisory and Administrative Fee” sections. In addition, effective October 1, 2026, in the SAI, corresponding changes are made to the “Management of the Trust-Supervisory and Administrative Fee Rates” section.

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Variable Insurance Trust
Supplement Dated August 21, 2026 to the
Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional Class Prospectus (each, a “Prospectus”) and Statement of Additional Information (“SAI”), each dated April 30, 2026, each as supplemented from time to time
Disclosure Related to the PIMCO All Asset Portfolio, PIMCO Global Bond Opportunities Portfolio (Unhedged), PIMCO Global Managed Asset Allocation Portfolio and PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (each, a “Portfolio” and together, the “Portfolios”)
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Effective October 1, 2026, the supervisory and administrative fee for Administrative Class, Advisor Class and Institutional Class shares of the Portfolio, each stated as a percentage of the Portfolio’s average daily net assets, will each decrease by 0.10%. These supervisory and administrative fee decreases will result in the Portfolio’s Management Fees decreasing by 0.10% for each of the Administrative Class, Advisor Class and Institutional Class shares of the Portfolio.
Accordingly, effective October 1, 2026, in the Prospectus, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Examples following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios-Management Fees” and “Management of the Portfolios-Management Fees-Supervisory and Administrative Fee” sections. In addition, effective October 1, 2026, in the SAI, corresponding changes are made to the “Management of the Trust-Supervisory and Administrative Fee Rates” section.

PIMCO Global Bond Opportunities Portfolio (Unhedged)
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Variable Insurance Trust
Supplement Dated August 21, 2026 to the
Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional Class Prospectus (each, a “Prospectus”) and Statement of Additional Information (“SAI”), each dated April 30, 2026, each as supplemented from time to time
Disclosure Related to the PIMCO All Asset Portfolio, PIMCO Global Bond Opportunities Portfolio (Unhedged), PIMCO Global Managed Asset Allocation Portfolio and PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (each, a “Portfolio” and together, the “Portfolios”)
PIMCO Global Bond Opportunities Portfolio (Unhedged)
Effective October 1, 2026, the supervisory and administrative fee for Administrative Class, Advisor Class and Institutional Class shares of the Portfolio, each stated as a percentage of the Portfolio’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Portfolio’s Management Fees decreasing by 0.05% for each of the Administrative Class, Advisor Class and Institutional Class shares of the Portfolio.
Accordingly, effective October 1, 2026, in the Prospectus, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Examples following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios-Management Fees” and “Management of the Portfolios-Management Fees-Supervisory and Administrative Fee” sections. In addition, effective October 1, 2026, in the SAI, corresponding changes are made to the “Management of the Trust-Supervisory and Administrative Fee Rates” section.

PIMCO Global Managed Asset Allocation Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Variable Insurance Trust
Supplement Dated August 21, 2026 to the
Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional Class Prospectus (each, a “Prospectus”) and Statement of Additional Information (“SAI”), each dated April 30, 2026, each as supplemented from time to time
Disclosure Related to the PIMCO All Asset Portfolio, PIMCO Global Bond Opportunities Portfolio (Unhedged), PIMCO Global Managed Asset Allocation Portfolio and PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (each, a “Portfolio” and together, the “Portfolios”)
PIMCO Global Managed Asset Allocation Portfolio
Effective October 1, 2026, the advisory fee for Administrative Class, Advisor Class and Institutional Class shares of the Portfolio, each stated as a percentage of the Portfolio’s average daily net assets, will each decrease by 0.35%. These advisory fee decreases will result in the Portfolio’s Management Fees decreasing by 0.35% for each of the Administrative Class, Advisor Class and Institutional Class shares of the Portfolio.
Accordingly, effective October 1, 2026, in the Prospectus, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Examples following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios-Management Fees” and “Management of the Portfolios-Management Fees-Advisory Fee” sections. In addition, effective October 1, 2026, in the SAI, corresponding changes are made to the “Management of the Trust-Advisory Fee Rates” section.